Performance Management - PACE Alternative Strategies Investments	Jul. 16, 2024
Multi-Class Prospectus
Prospectus [Line Items]
Performance Narrative [Text Block]

The section captioned "PACE Alternative Strategies Investments Fund summary" and sub-captioned "Risk/return bar chart and table" on page 76 of the Multi-Class Prospectus, on page 79 of the Class P Prospectus and on page 76 of the Class P2 Prospectus is revised by inserting the following as the second to last sentence of the first paragraph of that section:

Fulcrum Asset Management LLP ("FAM") assumed day-to-day management of a separate portion of the fund's assets on July 16, 2024.

Performance Table Closing [Text Block]	PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.
Class P Prospectus
Prospectus [Line Items]
Performance Narrative [Text Block]

The section captioned "PACE Alternative Strategies Investments Fund summary" and sub-captioned "Risk/return bar chart and table" on page 76 of the Multi-Class Prospectus, on page 79 of the Class P Prospectus and on page 76 of the Class P2 Prospectus is revised by inserting the following as the second to last sentence of the first paragraph of that section:

Fulcrum Asset Management LLP ("FAM") assumed day-to-day management of a separate portion of the fund's assets on July 16, 2024.

Performance Table Closing [Text Block]	PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.
Class P2 Prospectus
Prospectus [Line Items]
Performance Narrative [Text Block]

The section captioned "PACE Alternative Strategies Investments Fund summary" and sub-captioned "Risk/return bar chart and table" on page 76 of the Multi-Class Prospectus, on page 79 of the Class P Prospectus and on page 76 of the Class P2 Prospectus is revised by inserting the following as the second to last sentence of the first paragraph of that section:

Fulcrum Asset Management LLP ("FAM") assumed day-to-day management of a separate portion of the fund's assets on July 16, 2024.

Performance Table Closing [Text Block]	PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.